Investments - (Details - RCG Gains/Losses & Impairments) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairments Table Details [Abstract]
Credit-related	$ 28	$ 38	$ 93
Other	25	1	13
Total	53	39	106
Realized Investment Gains And Losses Table Details [Abstract]
Total realized investment gains (losses)	$ 62	$ 75	$ (43)